Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

	2025 £’000	2024 £’000 (Restated) (1)
Trade payables	£7,849	£10,976
Other taxation and social security	14,836	18,412
Client volume discounts/rebates	14,810	20,078
Other liabilities	5,027	6,222
Accruals	50,129	57,100
Deferred income	4,176	6,147
Total trade and other payables	£96,827	£118,935
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).